Transactions and Balances with Related Parties (Tables)	12 Months Ended
Dec. 31, 2021
Transactions and Balances with Related Parties [Abstract]
Schedule of compensation paid or payable to key management for services
	Year ended December 31
	2021	2020	2019
	in USD thousands

Salaries and other short-term employee benefits	801	688	471
Post-employment benefits	58	37	25
Total	859	725	496

Schedule of balances with related parties
	Year ended December 31
	2021	2020	2019
	in USD thousands

Long term loans (see Note 9)	882	1,062	1,024
Current maturities of long term loans	220	-	-
Payroll and related expenses (see Note 14b)	67	20	34